Statements of Changes in Net Assets Available for Benefits - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 37,079,931	$ 21,228,571
Dividend income	1,757,346	1,380,450
Interest income	182,375	183,288
Net investment income	39,019,652	22,792,309
Interest on participant notes receivable	380,795	264,879
Contributions:
Employee contributions	14,741,297	8,902,620
Employer contributions	5,227,484	1,547,195
Rollover contributions	3,642,317	4,898,174
Total contributions	23,611,098	15,347,989
Total additions	63,011,545	38,405,177
Deductions from net assets attributable to:
Benefits paid to participants	28,840,274	18,378,007
Corrective distributions	0	1,715
Administrative expenses	213,076	136,200
Total deductions	29,053,350	18,515,922
Increase in net assets available for benefits, before transfers	33,958,195	19,889,255
Transfers to the Plan from ESOP (note 1(c))	264,365	185,799
Transfers to the Plan from ESOP (note 1(e))	58,759,147
Transfers to the Plan from the Lakeland 401(k) Plan (note 1(d))	77,719,108
Net increase in net assets available for benefits per the financial statements	170,700,815	20,075,054
Net assets available for benefits at beginning of year	184,354,407	164,279,353
Net assets available for benefits at end of year	$ 355,055,222	$ 184,354,407